Interest-Bearing Loans and Borrowings - Additional Information (Detail) $ in Millions, € in Billions			12 Months Ended
	Feb. 18, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($)	[1],[2]	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Commercial papers			$ 1,500	$ 16,000
Commercial papers authorized amount			5,000					€ 3.0
Payments of dividends			1,800	5,015	[1]	$ 7,761
Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Repayment of revolving credit facility	$ 9,000	$ 9,000
Major Borrowings [Member] | Sustainable-Linked Loan Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 10,100
Borrowings, maturity	five-year
Anheuser-Busch InBev Finance Inc., Anheuser-Busch InBev Worldwide Inc. and Anheuser-Busch InBev NV/SA [member] | Seven series senior notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings Principal Amount Outstanding Purchased			3,000
Anheuser-Busch InBev Finance Inc., Anheuser-Busch InBev Worldwide Inc. and Anheuser-Busch InBev NV/SA [member] | Six series senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Redemption of outstanding principal amount			21,000
AB InBevs Asia Pacific [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from issuing shares			10,800
Payments of dividends			18,000
Ambev [member]
Disclosure of detailed information about borrowings [line items]
Net increased decreased debt			82,700	95,500
Payment of interests and taxes			6,400
Impact of changes in foreign exchange rates			3,400
Settlement of derivatives			700
AB inBev [member]
Disclosure of detailed information about borrowings [line items]
Current and non-current interest-bearing loans and borrowings			986,000	$ 1,030,000
Apollo Global Management Inc [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from sales of investments accounted for using equity method			$ 3,000
Percentage of minority interest sold			49.9					49.9
Anheuser-Busch North American Holding Corporation [member]
Disclosure of detailed information about borrowings [line items]
Borrowings Principal Amount Outstanding Purchased			$ 10,000

[1]	The consolidated statement of cash flows for 2019 and 2018 has been restated to include operating, investing and financing activities from discontinued operations separately in the cashflow statement. In addition, the 2019 cash flow from investing activities has been restated to reflect reclassification of the cash flow hedges in relation to the Australia divestiture reported in the financing activities in 2019 and recycled to profit or loss upon the completion of the transaction.
[2]	In 2019, the consolidated statement of cash flows for 2018 was restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.